Segmented Information - Schedule of external revenues are attributed by geographical location (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Revenue from digital currency mining	$ 111,044	$ 106,089
High performance computing hosting	3,421	229
Total revenue	114,465	106,318
Canada [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining	0	0
High performance computing hosting	0	0
Total revenue	0	0
Sweden [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining	0	0
High performance computing hosting	0	0
Total revenue	0	0
Iceland [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining	0	0
High performance computing hosting	0	0
Total revenue	0	0
Switzerland [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining	0	0
High performance computing hosting	0	0
Total revenue	0	0
Bermuda [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining	111,044	106,089
High performance computing hosting	3,421	229
Total revenue	$ 114,465	$ 106,318